Short-term Borrowings	12 Months Ended
Dec. 31, 2012
Short-term Borrowings [Abstract]
Short-term Borrowings
14.	Short-term Borrowings:

The amounts comprising short-term debt in the accompanying consolidated balance sheets are analyzed as follows:

Short-term borrowings:	December 31, 2011	December 31, 2012
Loan Facility:
(a) Revolving overdraft credit facility dated 06/29/2012	9,915	7,993
(b) Senior secured revolving credit facility dated 12/20/2012	-	50,000
(c) Trade credit facility dated 7/1/2012	102,915	92,126
(d) Revolving credit facility dated 11/16/2012	58,000	66,000
(e) Revolving credit facility dated 9/1/2012	51,500	47,528
(f) Revolving credit facility dated 5/10/2012	123,109	58,105
(g) Revolving credit facility amendment dated 11/15/2011	3,795	-
Total short-term borrowings	349,234	321,752

The above dates show the later of the date of the facility, the date of the most recent renewal or the date the loan was assumed by the Company.

a)
On March 30, 2011, the Company renewed its annually renewable revolving overdraft credit facility with a credit limit of up to $10,000 and on June 29, 2012 the Company signed a supplemental agreement, which reduces the facility amount to $8,000 and extends the facility until April 30, 2013.

The 2011 renewal bore interest at LIBOR plus 5.5% while the supplemental facility bears interest at LIBOR plus 6.0%, is collateralized by, among other things, a first priority mortgage over each of the vessels Aegean Ace, Aegean Champion and Sara and requires us to maintain a minimum security value of 125%. Furthermore, the credit facility contains financial covenants requiring the Company to ensure that (i) adjusted consolidated book net worth, as defined, not be less than $175,000, (ii) consolidated leverage ratio, as defined, not to exceed 0.75-to-one, and (iii) consolidated liquid funds (total cash and cash equivalents and the undrawn amount of any committed overdraft facilities available to the Company) ("liquid funds"), as defined, not be less than $25,000.

b)
On February 9, 2011, the Company amended its annually renewable senior secured revolving credit facility with the bank for an amount of $50,000 and interest at LIBOR plus 3.50%

On December 20, 2012 the Company signed a renewed facility, which matures on April 30, 2013. The facility is collateralized by, among other things, the Company's receivables and corporate guarantee, and bears interest at LIBOR plus 4.0%. The credit facility contains certain covenants and undertakings that require, among other things, that the Company maintain its listing on the New York Stock Exchange, the net equity base will not be less than $175,000, the interest coverage ratio will not be less than 1.3-to-one; the total liabilities to total assets will not exceed 75% and the Company maintain additional free liquidity of $30,000 at the end of each calendar month and an average minimum daily free liquidity of $15,000.

c)
On May 23, 2011, the Company renewed the uncommitted trade credit facility with an international commercial lender for an amount up to $220,000. The availability of any letters of credit, overdrafts or cash advances under the trade credit facility is subject to the lender's discretion. The facility is guaranteed by the Company and is collateralized by, among other things, the Company's assigned receivables and fuel oil and gas oil stored or to be stored in a storage facility acceptable to the lender and pledged in its favor. The facility bore interest at LIBOR plus 2.50%. The facility contains financial covenants requiring, among other things, that AMP's minimum total net equity is at least $80,000 and has minimum cash collateral of $5,000 at all times; the Company maintains its listing on the New York Stock Exchange; has total net equity not less than $250,000; and has a minimum current ratio of 1.15 with a minimum working capital of $50,000.

On July 2012, the Company renewed the trade credit facility, reducing the minimum ratio to 1.10 until March 31, 2013. After that date, the minimum current ratio shall be 1.15.  All other terms apply.

d)
On April 20, 2011 the Company's subsidiary Aegean NWE renewed its overdraft facility with the Belgian bank for an amount up to $70,000 and on November 16, 2012 it signed an agreement that increased the credit line to $80,000. The facility is collateralized by the Company and drawdowns on the facilities are limited to a maximum of 90% of the accounts receivable accepted by the bank and credit-insured. The facility bears interest at LIBOR plus 2.00% for drawdowns and plus 2.50% on the overdrafts.

e)
On September 1, 2011, the Company's subsidiary Aegean NWE renewed with the Belgian bank its annually renewable overdraft facility for an amount up to $70,000 and €500,000 The facilities are collateralized by the Company and drawdowns on the facilities are limited to a maximum of 90% of the accounts receivable accepted by the banks and credit-insured, equally shared between the Belgian banks. The facility bears interest at LIBOR plus 2.50% for drawdowns and 2.00% for overdrafts.

f)
On June 21, 2011, the Company renewed its annually renewable uncommitted revolving credit facility with an international commercial lender for one year and increased the amount to up to $200,000. The availability of any letters of credit, overdrafts or cash advances under the revolving credit facility is subject to the lender's discretion. The facility is collateralized by, among other things, the assignment of and pledge of receivables and fuel oil and gas oil stored or to be stored in a storage facility acceptable to the lender.

On May 10, 2012, the Company signed a third amendment renewing for a one-year term. The renewed facility bears interest at LIBOR plus 2.4% and the financial covenants are that the Company shall ensure at all times that working capital is not less than $75,000, the liable capital of the Company, which is defined as its capital, revenue reserves, minority interests and subordinated debt less its intangible assets and any loans of to related companies, is not less than $375,000 and that its current ratio is not less than 1.10 until March 31, 2013. After that date, the current ratio shall not be less than 1.15.

g)
On November 15, 2011, the Company signed an amendment of the main loan agreement described on (f) by acquiring an additional sub limit of up to $20,000 available to the subsidiary that is constructing the new terminal in Fujairah. The funds are provided solely to facilitate the further advancement of the construction of the terminal and disbursements are made against invoices provided by the various contractors involved in the construction of the terminal. The facility matured on May 15, 2012 and bears interest at a rate of the lender's cost of funds plus 5.0%.

At December 31, 2012 the Company was not in compliance with: (a) the current ratio covenant contained in two of its short-term borrowings, one of which is uncommitted, (required to maintain a minimum of 1.10-to-one and maintained 1.07-to-one) under which a total of $150,231 was outstanding as of that date, (b) the working capital covenant contained in one of its uncommitted short-term borrowings (required to maintain a minimum of $75,000 and maintained $51,853) under which a total of $58,105 was outstanding as of that date and (c) the solvency ratio covenant, calculated on the statutory financial statements of the Company's subsidiary Aegean NWE, contained in one of its uncommitted short-term borrowings (required to maintain a minimum of 20.0% and maintained 19.8%) under which a total of $66,000 was outstanding as of that date.

Subsequent to December 31, 2012, the Company obtained waivers for these covenant breaches. Management has the intention and the ability to cure these breaches in the event that the Company is still not in compliance with these covenants upon the expiry of the existing waivers during 2013, and has not renegotiated the waivers.

Interest: Total interest incurred on short-term borrowings for the years ended December 31, 2010, 2011 and 2012 amounted to $3,639, $10,921 and $13,141, respectively (Note 21) and is included in interest and finance costs, in the accompanying consolidated statements of income. During the years ended December 31, 2011 and 2012, the weighted average interest rate (including the margin) was 3.29%, and 3.24%, respectively.

Amounts available under Short-term Loan Program: As of December 31, 2012, the Company had $192,144 available undrawn amount under its short-term loan agreements to finance working capital requirements and it recognized commitment fees of $356 for its undrawn amounts, included in the interest and finance cost, see Note 21.